Note 11 - Stock-based Compensation (Details Textual) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	5 years
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit	$ 12.85
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit	$ 54.88
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Aggregate Intrinsic Value	$ 49,595
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Weighted Average Remaining Contractual Term	2 years 255 days
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized	$ 3,947
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition	4 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value	$ 11,363	$ 7,908
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	4 years
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period	5 years
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant	758,000
Allocated Share-based Compensation Expense	$ 4,132	$ 2,744